Regulatory Assets And Liabilities (Schedule Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	$ 2,132	$ 93	$ 2,409
Regulatory assets, noncurrent	425,598	419,193	369,447
Total regulatory assets		419,286	371,856
Regulatory liabilities, current	37,473	27,943	12,436
Regulatory liabilities, noncurrent	624,955	610,917	585,753
Total regulatory liabilities		638,860	598,189
Deferred Fuel [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		17,837	2,600
Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		6,235	4,288
Fuel Related [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		0	2,500
Regulatory liabilities, noncurrent		0	571
Environmental Project Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		1,870	0
DSM Program Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		2,001	3,048
ARO and Accrued Asset Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent		607,628	580,865
Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent		3,289	4,317
Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		229,590	183,757
Income Taxes Recoverable From Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		31,335	41,970
Deferred MISO Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		110,500	97,540
Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		12,302	14,244
Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		24,585	25,893
Environmental Project Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		0	2,409
Regulatory assets, noncurrent		7,671	5,505
Green Power [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		93	0
Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		3,210	538
Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	2,132	93	2,409
Regulatory assets, noncurrent	425,598	419,193	369,447
Total regulatory assets		419,286	371,856
Regulatory liabilities, current	37,473	27,943	12,436
Regulatory liabilities, noncurrent	$ 624,955	610,917	585,753
Total regulatory liabilities		638,860	598,189
Indianapolis Power And Light Company [Member] | Deferred Fuel [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		17,837	2,600
Indianapolis Power And Light Company [Member] | Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		6,235	4,288
Indianapolis Power And Light Company [Member] | Fuel Related [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		0	2,500
Regulatory liabilities, noncurrent		0	571
Indianapolis Power And Light Company [Member] | Environmental Project Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		1,870	0
Indianapolis Power And Light Company [Member] | DSM Program Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current		2,001	3,048
Indianapolis Power And Light Company [Member] | ARO and Accrued Asset Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent		607,628	580,865
Indianapolis Power And Light Company [Member] | Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent		3,289	4,317
Indianapolis Power And Light Company [Member] | Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		229,590	183,757
Indianapolis Power And Light Company [Member] | Income Taxes Recoverable From Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		31,335	41,970
Indianapolis Power And Light Company [Member] | Deferred MISO Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		110,500	97,540
Indianapolis Power And Light Company [Member] | Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		12,302	14,244
Indianapolis Power And Light Company [Member] | Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		24,585	25,893
Indianapolis Power And Light Company [Member] | Environmental Project Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		0	2,409
Regulatory assets, noncurrent		7,671	5,505
Indianapolis Power And Light Company [Member] | Green Power [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		93	0
Indianapolis Power And Light Company [Member] | Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent		$ 3,210	$ 538